Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Rollforward of the Reserve) (Details) - WMC Discontinued Operations [Member] - USD ($) $ in Millions		12 Months Ended
	Oct. 10, 2014	Dec. 31, 2014	Dec. 31, 2013
Financial Information For Discontinued Operations [Line Items]
Reserve, beginning of period		$ 800	$ 633
Provision		365	354
Claim resolutions		(356)	(187)
Reserve, end of period		809	800
Pending claims, beginning of period		5,643
New claims	$ 0	9,225	6,780
Pending claims, end of period		3,694	$ 5,643
Claims Relating To Alleged Breaches Of Representations That Are Beyond Applicable Statute Of Llimitations		1,070
Non Litigation Claims		$ 0